Property and Equipment (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Property and Equipment [Abstract]
Property and Equipment
Property and equipment consist of the following:

Dollars in thousands	June 30, 2019	December 31, 2018
Warehouse equipment	$49	$49
Computer equipment	14	14
Furniture and fixtures	76	46
Total property and equipment	139	109
Accumulated depreciation	(80)	(38)
	$59	$71